OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND OTHER CURRENT LIABILITIES

Other payables and other current liabilities consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
Payroll payable	$1,075,180	$1,152,922
Deposits	995	-
Other	263,794	150,449
Other payables and other current liabilities	$1,339,969	$1,303,371